STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
STATEMENTS OF OPERATIONS [Abstract]
NET SALES		$ 2,500	$ 2,500
COST AND EXPENSE
Research and development	645,206	585,506	2,849,620	2,068,050
General and administrative	420,246	402,165	1,546,064	1,632,387
TOTAL COST AND EXPENSE	1,065,452	987,671	4,395,684	3,700,437
LOSS FROM OPERATIONS	(1,065,452)	(985,171)	(4,393,184)	(3,700,437)
OTHER INCOME (EXPENSE)
Interest income	61	61	249	267
Commitment fee and interest expense		(2,741)	(16,862)	(212,156)
NET LOSS	$ (1,065,391)	$ (987,851)	$ (4,409,797)	$ (3,912,326)
Basic and Diluted Loss per Share	$ (0.02)	$ (0.02)	$ (0.08)	$ (0.08)
Basic and Diluted Weighted Average Number of Shares	58,393,367	52,764,679	55,637,906	51,672,177